Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Annual Return [Percent]	12.77%	12.89%	17.88%	(18.98%)	14.76%	14.73%	20.15%	(4.34%)	15.52%	5.29%
Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	29.62%	0.92%	12.49%	(25.35%)	5.85%	23.90%	26.07%	(19.14%)	33.65%	(0.28%)
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	20.82%	14.35%	20.86%	(16.32%)	22.69%	11.11%	25.59%	(9.54%)	19.83%	13.49%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	17.49%	12.25%	17.78%	(15.11%)	18.10%	10.99%	22.25%	(7.20%)	16.09%	11.32%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Annual Return [Percent]	14.73%	9.48%	14.61%	(14.39%)	12.85%	10.48%	18.57%	(5.44%)	12.69%	8.96%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Annual Return [Percent]	11.95%	6.60%	11.33%	(13.79%)	7.66%	9.41%	14.92%	(3.71%)	9.34%	6.41%
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Annual Return [Percent]	11.26%	7.37%	11.82%	(14.25%)	6.98%	11.19%	14.53%	(3.45%)	10.24%	4.15%
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Annual Return [Percent]	11.80%	7.91%	12.46%	(14.61%)	7.50%	11.46%	15.07%	(3.79%)	10.76%	4.25%
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.24%	8.34%	12.84%	(14.81%)	7.86%	11.46%	16.18%	(4.47%)	13.04%	4.62%
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.72%	8.80%	14.30%	(15.96%)	10.31%	12.55%	18.68%	(6.00%)	15.56%	5.30%
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Annual Return [Percent]	14.87%	10.55%	16.39%	(17.07%)	12.53%	13.48%	20.44%	(7.20%)	17.54%	5.80%
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Annual Return [Percent]	16.50%	11.75%	17.92%	(18.00%)	14.22%	14.04%	21.88%	(8.25%)	19.12%	6.20%
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Annual Return [Percent]	17.72%	12.78%	19.07%	(18.68%)	15.65%	14.43%	23.05%	(9.12%)	20.46%	6.61%
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Annual Return [Percent]	18.85%	13.40%	20.10%	(19.35%)	16.86%	14.94%	23.98%	(9.83%)	21.39%	6.90%
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Annual Return [Percent]	19.57%	13.93%	20.65%	(19.72%)	17.77%	15.27%	24.35%	(10.14%)	21.88%	7.03%
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Annual Return [Percent]	20.10%	14.07%	20.76%	(19.99%)	18.23%	15.32%	24.70%	(10.44%)	22.46%	7.23%
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Annual Return [Percent]	20.67%	14.30%	21.13%	(20.33%)	18.59%	15.57%	25.08%	(10.61%)	22.60%
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Annual Return [Percent]	20.96%	14.39%	21.21%	(20.30%)